Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets Tables [Abstract]
Schedule of changes in book value of goodwill by segment [Table Text Block]
	Balance at				Balance at
	December 31, 2012	Acquisitions	Dispositions	Other (a)	December 31, 2013

Entertainment:
Goodwill	$9,460	$7	$—	$—	$9,467
Accumulated impairment losses	(6,294)	—	—	—	(6,294)
Goodwill, net of impairment	3,166	7	—	—	3,173

Cable Networks:
Goodwill	480	—	—	—	480
Accumulated impairment losses	—	—	—	—	—
Goodwill, net of impairment	480	—	—	—	480

Publishing:
Goodwill	407	—	—	(1)	406
Accumulated impairment losses	—	—	—	—	—
Goodwill, net of impairment	407	—	—	(1)	406

Local Broadcasting:
Goodwill	23,209	—	—	—	23,209
Accumulated impairment losses	(20,572)	—	—	—	(20,572)
Goodwill, net of impairment	2,637	—	—	—	2,637

Total:
Goodwill	33,556	7	—	(1)	33,562
Accumulated impairment losses	(26,866)	—	—	—	(26,866)
Goodwill, net of impairment	$6,690	$7	$—	$(1)	$6,696

  Primarily includes foreign currency translation adjustments.

	Balance at				Balance at
	December 31, 2011	Acquisitions	Dispositions	Impairment	December 31, 2012

Entertainment:
Goodwill	$9,456	$4	$—	$—	$9,460
Accumulated impairment losses	(6,294)	—	—	—	(6,294)
Goodwill, net of impairment	3,162	4	—	—	3,166

Cable Networks:
Goodwill	480	—	—	—	480
Accumulated impairment losses	—	—	—	—	—
Goodwill, net of impairment	480	—	—	—	480

Publishing:
Goodwill	407	—	—	—	407
Accumulated impairment losses	—	—	—	—	—
Goodwill, net of impairment	407	—	—	—	407

Local Broadcasting:
Goodwill	23,466	6	(263)	—	23,209
Accumulated impairment losses	(20,816)	—	255	(11)	(20,572)
Goodwill, net of impairment	2,650	6	(8)	(11)	2,637

Total:
Goodwill	33,809	10	(263)	—	33,556
Accumulated impairment losses	(27,110)	—	255	(11)	(26,866)
Goodwill, net of impairment	$6,699	$10	$(8)	$(11)	$6,690

Schedule of intangible assets by major class [Table Text Block]
		Accumulated
At December 31, 2013	Gross	Amortization	Net
Intangible assets subject to amortization:
Trade names	$222	$(42)	$180
Other intangible assets	211	(159)	52
Total intangible assets subject to amortization	433	(201)	232
FCC licenses	5,832	—	5,832
Total intangible assets	$6,265	$(201)	$6,064

		Accumulated
At December 31, 2012	Gross	Amortization	Net
Intangible assets subject to amortization:
Trade names	$213	$(28)	$185
Other intangible assets	229	(154)	75
Total intangible assets subject to amortization	442	(182)	260
FCC licenses	5,832	—	5,832
Total intangible assets	$6,274	$(182)	$6,092

Schedule of expected amortization expense [Table Text Block]
	2014	2015	2016	2017	2018
Amortization expense	$31	$23	$18	$14	$13